intangible assets and goodwill	12 Months Ended
Dec. 31, 2020
intangible assets and goodwill
intangible assets and goodwill

18   intangible assets and goodwill

(a)  Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer contracts,		Access to						Total
		related customer		rights- of-way,	Assets			Total		intangible
		relationships and		crowdsource assets	under		Spectrum	intangible		assets and
(millions)	Note	subscriber base	Software [1]	and other [1]	construction	Total	licences	assets	Goodwill [1,2]	goodwill
AT COST
As at January 1, 2019		$616	$5,092	$103	$341	$6,152	$8,694	$14,846	$5,111	$19,957
Additions		—	60	8	592	660	1,217	1,877	—	1,877
Additions arising from business acquisitions		453	205	2	—	660	—	660	593	1,253
Dispositions, retirements and other (including capitalized interest)	9	(29)	(166)	24	—	(171)	26	(145)	—	(145)
Assets under construction put into service		—	679	—	(679)	—	—	—	—	—
Net foreign exchange differences		(8)	—	—	—	(8)	—	(8)	(33)	(41)
As at December 31, 2019		1,032	5,870	137	254	7,293	9,937	17,230	5,671	22,901
Additions		—	88	4	548	640	—	640	—	640
Additions arising from business acquisitions	(b)	1,736	357	271	—	2,364	9	2,373	1,887	4,260
Dispositions, retirements and other (including capitalized interest)	9	100	(421)	(41)	—	(362)	(36)	(398)	—	(398)
Assets under construction put into service		—	586	—	(586)	—	—	—	—	—
Net foreign exchange differences		47	(1)	—	—	46	—	46	41	87
As at December 31, 2020		$2,915	$6,479	$371	$216	$9,981	$9,910	$19,891	$7,599	$27,490
ACCUMULATED AMORTIZATION
As at January 1, 2019		$226	$3,621	$65	$—	$3,912	$—	$3,912	$364	$4,276
Amortization		70	573	5	—	648	—	648	—	648
Dispositions, retirements and other		(11)	(166)	1	—	(176)	—	(176)	—	(176)
As at December 31, 2019		285	4,028	71	—	4,384	—	4,384	364	4,748
Amortization		215	671	19	—	905	—	905	—	905
Dispositions, retirements and other		(10)	(424)	6	—	(428)	—	(428)	—	(428)
Net foreign exchange differences		5	(1)	—	—	4	—	4	—	4
As at December 31, 2020		$495	$4,274	$96	$—	$4,865	$—	$4,865	$364	$5,229
NET BOOK VALUE
As at December 31, 2019		$747	$1,842	$66	$254	$2,909	$9,937	$12,846	$5,307	$18,153
As at December 31, 2020		$2,420	$2,205	$275	$216	$5,116	$9,910	$15,026	$7,235	$22,261
1	Amounts for software, access to rights-of-way, crowdsource assets and other and goodwill arising from business acquisitions for the year ended December 31, 2019, have been adjusted as set out in (c).
2	Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill.

As at December 31, 2020, our contractual commitments for the acquisition of intangible assets totalled $56 million over a period ending December 31, 2024 (2019 – $45 million over a period ending December 31, 2024).

(b)    Business acquisitions

Competence Call Center

On January 31, 2020, we acquired 100% of Competence Call Center, a provider of higher-value-added business services with a focus on customer relationship management and content moderation. The acquisition is complementary to, and was made with a view to growing, our existing lines of business and has been consolidated with our TELUS International (Cda) Inc. subsidiary.

The primary factor that contributed to the recognition of goodwill was the earnings capacity of the acquired business in excess of the net tangible and intangible assets acquired (such excess arising from the acquired workforce and the benefits of acquiring an established business). The amount assigned to goodwill is not expected to be deductible for income tax purposes.

Mobile Service Centre Canada Ltd. (d.b.a. Mobile Klinik)

On July 1, 2020, we acquired 100% of Mobile Klinik, a storefront wireless device repair and sales business complementary to our existing wireless lines of business. Consideration includes contingent consideration of $34 million, payment of which is dependent upon achieving revenue, profitability, store expansion and wireless subscriber addition targets through 2023. The investment was made with a view to growing our wireless business.

The primary factor that contributed to the recognition of goodwill was the earnings capacity of the acquired business in excess of the net tangible and intangible assets acquired (such excess arising from the acquired workforce and the benefits of acquiring an established business). The amount assigned to goodwill is not expected to be deductible for income tax purposes.

AFS Technologies Inc.

On August 19, 2020, we acquired 100% of AFS Technologies Inc., a business complementary to our existing technology-related lines of business that provides  trade promotion and supply chain software solutions to consumer packaged goods companies, food distributors and food manufacturers. The investment was made with a view to growing our existing smart data solutions business.

The primary factor that contributed to the recognition of goodwill was the earnings capacity of the acquired business in excess of the net tangible and intangible assets acquired (such excess arising from the acquired workforce and the benefits of acquiring an established business). The amount assigned to goodwill is not expected to be deductible for income tax purposes.

Equinoxe Virtual Clinic Corp. (d.b.a. EQ Care)

On December 16, 2020, we acquired 100% of EQ Care, a business complementary to our existing lines of healthcare business. As partial consideration for the acquired business, one of our subsidiaries issued shares to the selling shareholders and we concurrently provided a written put option on those subsidiary shares to those selling shareholders. The fair value of the puttable shares at the EQ Care acquisition date has been accounted for as a provision (see Note 25).

The primary factor that contributed to the recognition of goodwill was the earnings capacity of the acquired business in excess of the net tangible and intangible assets acquired (such excess arising from the acquired workforce and the benefits of acquiring an established business). A portion of the amount assigned to goodwill may be deductible for income tax purposes.

Lionbridge AI

On December 31, 2020, we acquired 100% of an artificial intelligence-enablement business, Lionbridge AI , the data annotation business of Lionbridge Technologies, Inc. The acquisition is complementary to, and was made with a view to growing, our existing lines of business and the acquired business has been consolidated with our TELUS International (Cda) Inc. subsidiary.

The primary factor that contributed to the recognition of goodwill was the earnings capacity of the acquired business in excess of the net tangible and intangible assets acquired (such excess arising from the acquired workforce and the benefits of acquiring an established business). The amount assigned to goodwill is not expected to be deductible for income tax purposes.

Individually immaterial transactions

During the year ended December 31, 2020, we acquired 100% ownership of businesses complementary to our existing lines of business. The primary factor that gave rise to the recognition of goodwill was the earnings capacity of the acquired businesses in excess of the net tangible and intangible assets acquired (such excess arising from the low level of tangible assets relative to the earnings capacities of the businesses). A portion of the amounts assigned to goodwill may be deductible for income tax purposes.

Acquisition-date fair values

Acquisition-date fair values assigned to the assets acquired and liabilities assumed are set out in the following table:

						Individually
	Competence		AFS			immaterial
(millions)	Call Center	Mobile Klinik	Technologies	EQ Care	Lionbridge AI	transactions	Total [1]
Assets
Current assets
Cash	$90	$2	$35	$3	$3	$18	$151
Accounts receivable [2]	64	4	19	2	52	20	161
Other	2	4	2	—	—	9	17
	156	10	56	5	55	47	329
Non-current assets
Property, plant and equipment
Owned assets	21	11	1	—	—	5	38
Right-of-use lease assets	43	17	7	—	3	10	80
Intangible assets subject to amortization [3]	754	61	369	164	819	197	2,364
Intangible assets with indefinite lives	—	—	—	—	—	9	9
Other	2	—	—	—	—	4	6
	820	89	377	164	822	225	2,497
Total identifiable assets acquired	976	99	433	169	877	272	2,826
Liabilities
Current liabilities
Accounts payable and accrued liabilities	42	4	22	9	28	23	128
Income and other taxes payable	63	—	1	35	7	2	108
Advance billings and customer deposits	—	—	20	—	1	22	43
Current maturities of long-term debt	11	8	7	—	1	9	36
	116	12	50	44	37	56	315
Non-current liabilities
Long-term debt	216	13	120	—	2	8	359
Other long-term liabilities	—	—	3	—	1	2	6
Deferred income taxes	215	11	101	4	237	39	607
	431	24	224	4	240	49	972
Total liabilities assumed	547	36	274	48	277	105	1,287
Net identifiable assets acquired	429	63	159	121	600	167	1,539
Goodwill	726	106	156	134	596	169	1,887
Net assets acquired	$1,155	$169	$315	$255	$1,196	$336	$3,426
Acquisition effected by way of:
Cash consideration	$1,155	$129	$315	$140	$1,196	$304	$3,239
Provisions	—	37	—	115	—	24	176
Pre-existing relationship effectively settled	—	3	—	—	—	—	3
Issue of TELUS Corporation Common Shares	—	—	—	—	—	8	8
	$1,155	$169	$315	$255	$1,196	$336	$3,426

1

The purchase price allocation, primarily in respect of customer contracts, related customer relationships and leasehold interests and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.

2

The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimates at the acquisition dates of the contractual cash flows expected to be collected.

3

Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over periods of 8-15 years; software is expected to be amortized over periods of 3-10 years; and other intangible assets are expected to be amortized over periods of 2-8 years.

Pro forma disclosures

The following pro forma supplemental information represents certain results of operations as if the business acquisitions noted above had been completed at the beginning of the fiscal 2020 year.

Year ended December 31, 2020 (millions except per share amounts)	As reported [1]	Pro forma [2]
Operating revenues and other income	$15,463	$16,054
Net income	$1,260	$1,166
Net income per Common Share*
Basic	$0.95	$0.89
Diluted	$0.94	$0.88
1

Operating revenues and other income, and net income, for the year ended December 31, 2020, include: $531 and $(2), respectively, in respect of Competence Call Center; $13 and $(11), respectively, in respect of Mobile Klinik; $40 and $(9), respectively, in respect of AFS Technologies; and $1 and $(1), respectively, in respect of EQ Care.

2

Pro forma amounts for the year ended December 31, 2020, reflect the acquired businesses. The results of the acquired businesses have been included in our Consolidated statements of income and other comprehensive income effective the dates of acquisition.

The pro forma supplemental information is based on estimates and assumptions that are believed to be reasonable. The pro forma supplemental information is not necessarily indicative of our consolidated financial results in future periods or the actual results that would have been realized had the business acquisitions been completed at the beginning of the period presented. The pro forma supplemental information includes incremental property, plant and equipment depreciation, intangible asset amortization, financing and other charges as a result of the acquisitions, net of the related tax effects.

(c)    Business acquisitions – prior period

In 2019, we acquired businesses that were complementary to our existing lines of business. As at December 31, 2019, purchase price allocations had not been finalized. During the year ended December 31, 2020, the preliminary acquisition-date values for software, other intangible assets, goodwill and deferred income taxes were increased (decreased) by $32 million, $2 million, $(24 million) and $10 million, respectively; as required by IFRS-IASB, comparative amounts have been adjusted so as to reflect those increases (decreases) effective the dates of acquisition.

(d)    Intangible assets with indefinite lives – spectrum licences

Our intangible assets with indefinite lives include spectrum licences granted by Innovation, Science and Economic Development Canada, which are used for the provision of both mobile and fixed wireless services. The spectrum licence policy terms indicate that the spectrum licences will likely be renewed. We expect our spectrum licences to be renewed every 20 years following a review of our compliance with licence terms. In addition to current usage, our licensed spectrum can be used for planned and new technologies. As a result of our assessment of the combination of these significant factors, we currently consider our spectrum licences to have indefinite lives and, as referred to in Note 1(b), this represents a significant judgment for us.

(e)    Impairment testing of intangible assets with indefinite lives and goodwill

General

As referred to in Note 1(f), the carrying values of intangible assets with indefinite lives and goodwill are periodically tested for impairment and, as referred to in Note 1(b), this test represents a significant estimate for us, while also requiring significant judgments to be made. Also as referred to in Note 1(b), effective January 1, 2020, we embarked upon modifying our internal and external reporting processes, systems and internal controls to accommodate the technology convergence-driven cessation of the historical distinction between our wireless and wireline operations and this is expected to reflect a concurrent redetermination of cash-generating units; although the future annual testing is expected to commensurately change to reflect this redetermination, the December 2020 and December 2019 annual tests reflect the historical distinction.

The carrying values allocated to intangible assets with indefinite lives and goodwill are set out in the following table.

	Intangible assets with
	indefinite lives		Goodwill		Total
As at December 31 (millions)	2020	2019	2020	2019 [1]	2020	2019
Wireless	$9,910	$9,937	$2,890	$2,890	$12,800	$12,827
Wireline	—	—	4,345	2,417	4,345	2,417
	$9,910	$9,937	$7,235	$5,307	$17,145	$15,244
1	The goodwill balance for wireline as at December 31, 2019, has been adjusted, as set out in (c).
*	Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

The recoverable amounts of the cash-generating units’ assets have been determined based on a fair value less costs of disposal calculation. There is a material degree of uncertainty with respect to the estimates of the recoverable amounts of the cash-generating units’ assets, given the necessity of making key economic assumptions about the future. Recoverable amounts based on fair value less costs of disposal calculations are categorized as Level 3 fair value measures.

We validate our recoverable amount calculation results through a market-comparable approach and an analytical review of industry facts and facts that are specific to us. The market-comparable approach uses current (at time of test) market consensus estimates and equity trading prices for U.S. and Canadian firms in the same industry. In addition, we ensure that the combination of the valuations of the cash-generating units is reasonable based on our current (at time of test) market value.

Key assumptions

The fair value less costs of disposal calculation uses discounted cash flow projections that employ the following key assumptions: future cash flows and growth projections (including judgments about the allocation of future capital expenditures to support both wireless and wireline operations); associated economic risk assumptions and estimates of the likelihood of achieving key operating metrics and drivers; estimates of future generational infrastructure capital expenditures; and the future weighted average cost of capital. We consider a range of reasonably possible amounts to use for key assumptions and decide upon amounts that represent management’s best estimates of market amounts. In the normal course, we make changes to key assumptions so that they reflect current (at time of test) economic conditions, updates of historical information used to develop the key assumptions and changes (if any) in our debt ratings.

The key assumptions for cash flow projections are based upon our approved financial forecasts, which span a period of three years and are discounted, for December 2020 annual impairment test purposes, at a consolidated post-tax notional rate of 7.0% (2019 – 7.0%). For impairment testing valuations, cash flows subsequent to the three-year projection period are extrapolated, for December 2020 annual impairment test purposes, generally using perpetual growth rates of 2.00% (2019 – 2.00%) for each of the wireless cash-generating unit and the wireline cash-generating unit; these growth rates do not exceed the long-term average growth rates observed in the markets in which we operate.

We believe that any reasonably possible change in the key assumptions on which the calculation of the recoverable amounts of our cash-generating units is based would not cause the cash-generating units’ carrying values (including the intangible assets with indefinite lives and the goodwill allocated to each cash-generating unit) to exceed their recoverable amounts. If the future were to adversely differ from management’s best estimates for the key assumptions and associated cash flows were to be materially adversely affected, we could potentially experience future material impairment charges in respect of our intangible assets with indefinite lives and goodwill.

Sensitivity testing

Sensitivity testing was conducted as a part of the December 2020 annual impairment test, a component of which was hypothetical changes in the future weighted average cost of capital. Stress testing included a scenario of moderate declines in annual cash flows with all other assumptions being held constant; under this scenario, we would be able to recover the carrying values of our intangible assets with indefinite lives and goodwill for the foreseeable future.